Stockholders' Equity (Details) $ in Thousands					1 Months Ended	6 Months Ended
	May 10, 2019 shares	May 02, 2019 shares	Sep. 14, 2018 shares	Aug. 10, 2018 USD ($) shares	Dec. 31, 2019 USD ($) shares	Jun. 30, 2020 USD ($) director shares	Jun. 30, 2019 director
Stock Based Compensation
Agreed contribution from stockholder | $				$ 10,000
Minimum net cash proceeds from common stock offerings, as a condition for payment of cash dividends | $						$ 50,000
Number of shares issued upon refinancing of debt in exchange for debt reduction				7,095,877
Number of shares issued for one share under reverse stock split		0.0714
Percentage of shares issued to lender to outstanding stock				47.50%
Number of directors who elected to receive their compensation in shares | director						0	0
Common stock, shares outstanding before reverse stock split| shares		213,324,455
Shares outstanding		15,237,456
Restricted stock
Stock Based Compensation
Shares issued and outstanding					216,276	216,276
Executive officers | Restricted stock
Stock Based Compensation
Shares granted	35,714		298,774
Vesting on December 31, 2019 | Restricted stock
Stock Based Compensation
Vesting period			15 months 15 days
Vesting on December 31, 2021 | Restricted stock
Stock Based Compensation
Vesting period	7 months 20 days
Manager's employees
Stock Based Compensation
Contractual obligation for any stock to be granted | $						$ 0
Stock compensation (in shares)						0
Manager's employees | Restricted stock
Stock Based Compensation
Shares granted	137,944
Forfeiture of shares	4,168
Manager's employees | Vesting on December 31, 2019 | Restricted stock
Stock Based Compensation
Shares vested	66,888		149,386
Manager's employees | Vesting on December 31, 2021 | Restricted stock
Stock Based Compensation
Shares vested	66,888		149,388
Public Offering
Stock Based Compensation
Number of shares sold					9,418,080
Proceeds from equity issuance | $					$ 54,400
Share issuance costs | $					900
DIL
Stock Based Compensation
Proceeds from equity issuance | $					$ 17,300